Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments [Abstract]
Activity In The Allowance For Loan Losses By Portfolio Segment
	For the years ended December 31, 2014
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$2,587	$957	$6,840	$2,132	$573	$52	$13,141
Charge-offs	(1,053)	(92)	(1,037)	(740)	(593)	-	(3,515)
Recoveries	140	-	166	60	9	-	375
Net charge-offs	(913)	(92)	(871)	(680)	(584)	-	(3,140)
Provision for loan losses charged to expense	209	472	301	837	678	53	2,550
Balance, end of period	$1,883	$1,337	$6,270	$2,289	$667	$105	$12,551

	For the years ended December 31, 2013
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$3,378	$1,312	$7,091	$1,769	$524	$684	$14,758
Charge-offs	(1,076)	(1,193)	(1,392)	(375)	(588)	-	(4,624)
Recoveries	250	182	204	17	4	-	657
Net charge-offs	(826)	(1,011)	(1,188)	(358)	(584)	-	(3,967)
Provision for loan losses charged to expense	35	656	937	721	633	(632)	2,350
Balance, end of period	$2,587	$957	$6,840	$2,132	$573	$52	$13,141

Allowance for Credit Losses on Financing Receivables

	December 31, 2014
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$502	$510	$149	$-	$-	$-	$1,161
Collectively evaluated for impairment	1,381	827	6,121	2,289	667	105	11,390
Total	$1,883	$1,337	$6,270	$2,289	$667	$105	$12,551
Loan ending balances:
Individually evaluated for impairment	$2,220	$3,878	$6,059	$-	$-	$-	$12,157
Collectively evaluated for impairment	38,181	30,444	395,890	220,878	59,096	-	744,489
Total	$40,401	$34,322	$401,949	$220,878	$59,096	$-	$756,646

	December 31, 2013
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$831	$29	$278	$-	$-	$-	$1,138
Collectively evaluated for impairment	1,756	928	6,562	2,132	573	52	12,003
Total	$2,587	$957	$6,840	$2,132	$573	$52	$13,141
Loan ending balances:
Individually evaluated for impairment	$2,740	$2,928	$9,120	$-	$-	$-	$14,788
Collectively evaluated for impairment	46,178	28,636	354,220	182,067	46,139	-	657,240
Total	$48,918	$31,564	$363,340	$182,067	$46,139	$-	$672,028